SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Property, Plant and Equipment [Abstract]
Office equipment, at cost	$ 162,327	$ 20,811	$ 156,202
Less: accumulated depreciation	(115,806)	(14,847)	(85,521)
Property and equipment, net	$ 46,521	$ 5,964	$ 70,681